UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Regional Bank Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 96.6%		$568,544,813

(Cost $319,331,028)

Financials 96.6%		568,544,813

Commercial Banks 80.8%
1st United Bancorp, Inc.	748,779	4,807,161
Ameris Bancorp (I)	456,946	6,059,104
Anchor Bancorp, Inc. (I)(V)	161,584	2,281,566
Bar Harbor Bankshares	95,308	3,364,372
BB&T Corp.	679,908	20,587,614
Bond Street Holdings Inc., Class B (I)(S)	12,609	240,958
Bond Street Holdings LLC, Class A (I)(S)	520,587	9,948,418
Bryn Mawr Bank Corp.	383,894	8,883,307
BSB Bancorp, Inc. (I)	208,976	2,664,444
Centerstate Banks, Inc.	602,986	5,336,426
Citizens Republic Bancorp, Inc. (I)	520,903	10,636,839
City Holding Company	65,330	2,468,821
Comerica, Inc.	165,668	5,692,352
Commerce Bancshares, Inc.	113,820	4,273,941
CU Bancorp (I)	157,366	1,852,198
Cullen/Frost Bankers, Inc.	377,308	22,219,668
East West Bancorp, Inc.	397,406	9,319,171
Eastern Virginia Bankshares, Inc. (I)	32,036	196,060
Evans Bancorp, Inc.	126,399	2,158,895
Fifth Third Bancorp	846,692	13,792,613
First California Financial Group, Inc. (I)	86,561	694,219
First Community Corp.	228,772	2,093,264
First Connecticut Bancorp, Inc.	16,859	237,038
First Horizon National Corp.	324,384	3,311,961
First Merchants Corp.	198,324	2,984,776
First Southern Bancorp, Inc., Class B (Florida)	140,985	888,206
FirstMerit Corp.	219,563	3,343,944
FNB Corp.	1,289,898	14,949,918
Glacier Bancorp, Inc.	410,433	6,394,546
Guaranty Bancorp (I)	192,179	399,732
Hancock Holding Company	464,181	14,027,550
Heritage Commerce Corp. (I)	712,266	4,636,852
Heritage Financial Corp.	141,015	1,992,542
Heritage Oaks Bancorp (I)	1,064,426	6,173,671
Independent Bank Corp.	661,869	20,511,320
M&T Bank Corp.	174,347	17,903,693
MB Financial, Inc.	482,638	10,796,612
Monarch Financial Holdings, Inc.	223,406	2,091,080
NewBridge Bancorp. (I)	350,132	2,247,847
Pacific Continental Corp.	318,618	3,501,612
Park Sterling Corp. (I)	1,383,680	7,859,302
Peoples Bancorp, Inc.	112,557	2,442,487
PNC Financial Services Group, Inc.	371,219	22,941,334
Prosperity Bancshares, Inc.	210,308	9,486,994
Regions Financial Corp.	1,148,066	8,931,953
Sandy Spring Bancorp, Inc.	100,205	1,989,069
Sierra Bancorp	260,000	3,239,600
Southern First Bancshares, Inc. (I)	96,428	926,675
Southwest Bancorp, Inc. (I)	257,823	3,302,713
State Bank Financial Corp.	174,754	2,789,074
Suffolk Bancorp (I)	16,367	226,356
Suffolk Bancorp (I)	150,319	2,037,375

1

Regional Bank Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Sun Bancorp, Inc. (I)	914,227	$3,163,225
SunTrust Banks, Inc.	514,752	14,603,514
SVB Financial Group (I)	281,075	18,654,948
Talmer Bancorp, Inc. (I)(S)	1,609,719	13,220,347
Trico Bancshares	377,716	6,224,760
Trustmark Corp.	90,000	2,081,700
U.S. Bancorp	687,514	22,756,713
Union First Market Bankshares Corp.	266,473	4,657,948
United Bancorp, Inc. (I)	574,891	2,816,966
Washington Banking Company	130,863	1,843,860
Washington Trust Bancorp, Inc.	224,305	5,912,680
Wells Fargo & Company	664,165	23,132,867
WesBanco, Inc.	238,341	5,527,128
Westamerica Bancorp.	20,000	888,400
Wilshire Bancorp, Inc. (I)	1,037,847	6,372,381
Yadkin Valley Financial Corp. (I)	960,706	3,227,972
Zions Bancorporation	779,963	18,188,737

Diversified Financial Services 6.9%
Bank of America Corp.	1,779,390	20,142,695
JPMorgan Chase & Company	441,794	20,786,408

Thrifts & Mortgage Finance 8.9%
Berkshire Hills Bancorp, Inc.	386,034	9,342,023
Cheviot Financial Corp.	191,734	1,972,943
First Defiance Financial Corp.	262,030	5,366,374
First Financial Holdings, Inc.	355,656	5,388,188
Flushing Financial Corp.	235,254	3,726,423
Heritage Financial Group, Inc.	221,086	3,097,415
Home Federal Bancorp, Inc.	220,191	2,831,656
HomeStreet, Inc. (I)	224,021	5,649,810
MutualFirst Financial, Inc.	5,800	75,400
New York Community Bancorp, Inc.	215,662	2,879,088
Simplicity Bancorp, Inc.	200,414	2,889,970
Southern Missouri Bancorp, Inc.	93,660	2,241,284
WSFS Financial Corp.	148,312	6,743,747

	Shares	Value

Preferred Securities 1.1%		$6,549,946

(Cost $5,222,880)

Financials 1.1%		6,549,946

Commercial Banks 1.1%
First Citizens Bancshares, Inc., Series A (5.000% to 02/01/14, then
9.000% thereafter) (R)	24,962	4,199,606
First Southern Bancorp, Inc. (Florida), 5.000%	241	584,811
Taylor Capital Group, Inc., 8.000%	69,128	1,765,529

	Shares	Value

Warrants 1.5%		$8,852,185

(Cost $7,139,498)

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	97,317	1,449,712
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	843,690
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	254,674	2,483,072
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	299,795	3,625,771

2

Regional Bank Fund
As of 1-31-13 (Unaudited)

	Shares	Value
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,620	$249,567
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	63,055	42,877
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	51,979	157,496

Total investments (Cost $331,693,406)† 99.2%		$583,946,944

Other assets and liabilities, net 0.8%		$4,663,156

Total net assets 100.0%		$588,610,100

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
Issuer,	Acquisition	Acquisition	share	share	of Fund’s net
description	date	cost	amount	amount	assets	Value as of 1-31-13

First Citizens
Bancshares,
Inc., Series A	12-17-12	$3,494,680	-	24,962	0.71%	$4,199,606

Bought:24,692

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Notes to the Schedule of Investments.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $333,733,050. Net unrealized appreciation aggregated $250,213,894 of which $254,761,128 related to appreciated investment securities and $4,547,234 related to depreciated investment securities.

3

Regional Bank Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-13	Price	Inputs	Inputs
Common Stocks
Commercial Banks	$475,411,389	$449,964,291	$2,037,375	$23,409,723
Diversified Financial Services	40,929,103	40,929,103	—	—
Thrifts & Mortgage Finance	52,204,321	52,204,321	—	—
Preferred Securities	6,549,946	1,765,529	4,199,606	584,811
Warrants	8,852,185	3,776,702	5,075,483	—

Total Investments in Securities	$583,946,944	$548,639,946	$11,312,464	$23,994,534

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

4

Regional Bank Fund
As of 1-31-13 (Unaudited)

INVESTMENTS IN SECURITIES	COMMON STOCKS

Balance as of 11-1-12	$17,285,487
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,100,831
Purchases	5,608,216
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 1-31-13	$23,994,534
Change in unrealized at period end*	$1,100,831

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation
Regional Bank Fund	1-31-13	Technique	Unobservable Inputs	Input

Common Stocks	$13,220,347	Market Approach	Book value multiple	$8.00
			Discount for lack of marketability	10%

	10,189,376	Market Approach	Book value multiple	$19.74
			Discount for lack of marketability	10%

	23,409,723

Preferred Securities	$584,811	Market Approach	Offered quotes	$2,426.60

Increases/decreases in offered quotes or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 21, 2013, is set forth below:

		Ending	Realized
	Beginning	share	gain	Dividend	Ending
Affiliate	share amount	amount	(loss)	income	value

Anchor Bancorp, Inc.
Bought: None Sold: None	161,584	161,584	—	—	$2,281,566

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

01Q1 1/13
3/13

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Small Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 98.3%		$401,552,882

(Cost $336,381,987)

Consumer Discretionary 14.5%		59,299,029

Diversified Consumer Services 0.3%
Bright Horizons Family Solutions, Inc. (I)	48,966	1,371,048

Household Durables 0.9%
iRobot Corp. (I)	159,149	3,641,329

Internet & Catalog Retail 3.1%
HomeAway, Inc. (I)	533,258	12,782,194

Media 1.7%
IMAX Corp. (I)	292,584	6,913,762

Specialty Retail 5.4%
Hibbett Sports, Inc. (I)	185,219	9,753,633
Lumber Liquidators Holdings, Inc. (I)	117,488	6,952,940
Restoration Hardware Holdings, Inc. (I)	49,878	1,795,608
Tile Shop Holdings, Inc. (I)	181,905	3,345,233

Textiles, Apparel & Luxury Goods 3.1%
G-III Apparel Group, Ltd. (I)	102,284	3,670,973
Steven Madden, Ltd. (I)	89,552	4,126,556
Tumi Holdings, Inc. (I)	219,909	4,945,753

Consumer Staples 5.4%		21,965,972

Food & Staples Retailing 2.3%
The Fresh Market, Inc. (I)	17,618	861,344
United Natural Foods, Inc. (I)	160,071	8,640,633

Food Products 3.1%
Annie's, Inc. (I)	63,503	2,277,218
TreeHouse Foods, Inc. (I)	141,257	7,476,733
WhiteWave Foods Company, Class A (I)	167,390	2,710,044

Energy 4.3%		17,729,092

Energy Equipment & Services 1.7%
Dril-Quip, Inc. (I)	41,723	3,383,318
Lufkin Industries, Inc.	64,963	3,762,007

Oil, Gas & Consumable Fuels 2.6%
Americas Petrogas, Inc. (I)	2,859,167	7,223,883
Ivanhoe Energy, Inc. (I)	4,024,295	3,359,884

Financials 2.1%		8,554,936

Capital Markets 1.1%
Solar Senior Capital, Ltd.	245,796	4,581,637

Real Estate Investment Trusts 1.0%
Equity Lifestyle Properties, Inc.	55,493	3,973,299

Health Care 18.2%		74,248,152

Biotechnology 3.5%
Alkermes PLC (I)	205,506	4,736,913
Cepheid, Inc. (I)	268,480	9,724,346

Health Care Equipment & Supplies 6.6%
Align Technology, Inc. (I)	427,364	13,402,135
DexCom, Inc. (I)	102,899	1,567,152

1

Small Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

Neogen Corp. (I)	150,612	$7,001,952
Thoratec Corp. (I)	136,526	4,987,295

Health Care Providers & Services 4.2%
HMS Holdings Corp. (I)	356,367	9,714,564
MEDNAX, Inc. (I)	84,570	7,235,809

Health Care Technology 3.0%
athenahealth, Inc. (I)	73,348	6,342,402
HealthStream, Inc. (I)	243,611	6,036,681

Pharmaceuticals 0.9%
Salix Pharmaceuticals, Ltd. (I)	73,046	3,498,903

Industrials 22.1%		90,380,409

Aerospace & Defense 4.5%
Hexcel Corp. (I)	202,351	5,420,983
The KEYW Holding Corp. (I)	1,010,969	13,001,061

Building Products 2.1%
Quanex Building Products Corp.	287,939	5,948,820
Simpson Manufacturing Company, Inc.	85,760	2,780,339

Commercial Services & Supplies 4.2%
Clean Harbors, Inc. (I)	174,568	9,704,235
Healthcare Services Group, Inc.	304,558	7,355,076

Electrical Equipment 3.1%
Acuity Brands, Inc.	184,210	12,673,648

Machinery 4.2%
Chart Industries, Inc. (I)	80,324	5,316,646
CLARCOR, Inc.	59,757	3,015,338
Graham Corp.	261,191	6,051,795
Westport Innovations, Inc. (I)(L)	98,254	2,698,055

Professional Services 2.3%
The Advisory Board Company (I)	171,227	9,285,640

Trading Companies & Distributors 1.7%
DXP Enterprises, Inc. (I)	125,286	7,128,773

Information Technology 30.5%		124,720,008

Communications Equipment 4.0%
KVH Industries, Inc. (I)(V)	1,109,230	16,150,389

Internet Software & Services 9.2%
Angie's List, Inc. (I)	121,360	1,523,068
Bankrate, Inc. (I)	119,679	1,480,429
CoStar Group, Inc. (I)	153,622	14,406,671
Dealertrack Technologies, Inc. (I)	118,442	3,740,398
Demandware, Inc. (I)	97,211	3,090,338
Liquidity Services, Inc. (I)	264,269	8,422,253
Millennial Media, Inc. (I)	154,715	1,785,411
TechTarget, Inc. (I)	653,495	3,319,755

IT Services 3.3%
Cardtronics, Inc. (I)	377,225	9,766,355
WEX, Inc. (I)	45,700	3,592,477

Semiconductors & Semiconductor Equipment 0.9%
Cavium, Inc. (I)	113,492	3,795,172

2

Small Cap Equity Fund
As of 1-31-13 (Unaudited)

		Shares	Value
Information Technology (continued)

Software 13.1%
Aspen Technology, Inc. (I)		133,502	$4,085,161
Bottomline Technologies, Inc. (I)		431,186	12,538,889
BroadSoft, Inc. (I)		105,376	3,579,623
Concur Technologies, Inc. (I)(L)		98,850	6,613,065
Monotype Imaging Holdings, Inc.		364,689	6,593,577
Synchronoss Technologies, Inc. (I)		173,482	4,130,606
Tangoe, Inc. (I)		328,926	4,752,981
Ultimate Software Group, Inc. (I)		111,812	11,353,390

Materials 1.2%			4,655,284

Metals & Mining 1.2%
Pretium Resources, Inc. (I)		417,928	4,655,284

Warrants 0.0%			$8,753

(Cost $0)

Focus Graphite, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		873,048	8,753
	Yield(%)	Shares	Value

Securities Lending Collateral 0.2%			$1,095,601
(Cost $1,094,778)
John Hancock Collateral Investment Trust (W)	0.2611 (Y)	109,468	1,095,601

		Par value	Value
Short-Term Investments 2.6%			$10,630,000

(Cost $10,630,000)

Repurchase Agreement 2.6%			10,630,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $10,630,003 on 2-1-13, collateralized by $10,480,000 U.S. Treasury Notes, 1.500% due 6-30-16 (valued
at $10,847,167, including interest)		$10,630,000	10,630,000

Total investments (Cost $348,106,765)† 101.1%			$413,287,236

Other assets and liabilities, net (1.1%)			($4,691,436)

Total net assets 100.0%			$408,595,800

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13. The value of securities on loan amounted to $1,071,023.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Notes to the Schedule of Investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

3

Small Cap Equity Fund
As of 1-31-13 (Unaudited)

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $352,256,703. Net unrealized appreciation aggregated $61,030,533 of which $76,782,636 related to appreciated investment securities and $15,752,103 related to depreciated investment securities.

4

Small Cap Equity Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Transactions in securities of affiliated issuers.

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2013, is set forth below:

		Ending	Realized
	Beginning	share	gain	Dividend	Ending
Affiliate	share amount	amount	(loss)	income	value

KVH Industries, Inc.
Bought: None Sold: None	1,109,230	1,109,230	-	-	$16,150,389

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

37Q1 1/13
3/13

John Hancock

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Financial Industries Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 88.2%		$260,563,433

(Cost $182,499,209)

Financials 85.3%		251,972,281

Capital Markets 18.9%
American Capital, Ltd. (I)	711,945	9,511,586
Ameriprise Financial, Inc.	151,763	10,064,922
Apollo Global Management LLC	143,236	3,189,866
Invesco, Ltd.	215,836	5,881,531
KKR & Company LP	259,119	4,373,929
The Blackstone Group LP	504,543	9,334,046
The Goldman Sachs Group, Inc.	42,393	6,268,229
Walter Investment Management Corp. (I)	157,295	7,048,389

Commercial Banks 32.8%
1st United Bancorp, Inc.	241,236	1,548,735
Banco Santander Chile, ADR	49,716	1,501,423
BB&T Corp.	91,120	2,759,114
Comerica, Inc.	43,759	1,503,559
East West Bancorp, Inc.	184,042	4,315,785
Fifth Third Bancorp	452,161	7,365,703
Glacier Bancorp, Inc.	188,692	2,939,821
Independent Bank Corp.	49,771	1,542,403
PNC Financial Services Group, Inc.	42,717	2,639,911
Prosperity Bancshares, Inc.	97,235	4,386,271
Regions Financial Corp.	523,736	4,074,666
Standard Chartered PLC	69,118	1,838,812
State Bank Financial Corp.	74,447	1,188,174
Sun Bancorp, Inc. (I)	399,836	1,383,433
SunTrust Banks, Inc.	218,480	6,198,278
SVB Financial Group (I)	90,678	6,018,299
Talmer Bancorp, Inc. (I)(S)	739,378	6,072,385
U.S. Bancorp	350,423	11,599,001
UniCredit SpA (I)	392,730	2,540,530
Union First Market Bankshares Corp.	123,206	2,153,641
Wells Fargo & Company	299,840	10,443,427
Wilshire Bancorp, Inc. (I)	466,508	2,864,359
Yadkin Valley Financial Corp. (I)	437,854	1,471,189
Zions Bancorporation	361,204	8,423,277

Consumer Finance 2.1%
Discover Financial Services	163,621	6,281,410

Diversified Financial Services 8.7%
Bank of America Corp.	837,443	9,479,855
Citigroup, Inc.	145,121	6,118,301
JPMorgan Chase & Company	217,714	10,243,444

Insurance 7.3%
ACE, Ltd.	87,489	7,465,436
American International Group, Inc. (I)	166,093	6,283,298
Assured Guaranty, Ltd.	436,857	7,920,217

Real Estate Investment Trusts 10.1%
Campus Crest Communities, Inc.	167,473	2,023,074
Coresite Realty Corp.	67,199	1,982,371
DiamondRock Hospitality Company	149,778	1,365,975
Digital Realty Trust, Inc.	77,826	5,285,164
FelCor Lodging Trust, Inc. (I)	355,366	1,911,869
General Growth Properties, Inc.	128,835	2,514,859

1

Financial Industries Fund
As of 1-31-13 (Unaudited)

			Shares	Value

Financials (continued)

Select Income REIT			90,052	$2,266,609
Silver Bay Realty Trust Corp. (I)			51,850	1,076,406
Simon Property Group, Inc.			51,693	8,280,185
Spirit Realty Capital, Inc.			112,981	2,198,610
WP Carey, Inc.			14,387	807,542

Real Estate Management & Development 0.5%
Altus Group, Ltd.			178,265	1,474,520

Thrifts & Mortgage Finance 4.9%
First Defiance Financial Corp.			45,361	928,993
First Financial Holdings, Inc.			5,900	89,385
Flushing Financial Corp.			94,939	1,503,834
HomeStreet, Inc. (I)			103,931	2,621,140
Nationstar Mortgage Holdings, Inc. (I)			260,601	9,405,090

Industrials 0.2%				495,738

Commercial Services & Supplies 0.2%
CyrusOne, Inc. (I)			23,417	495,738

Information Technology 2.7%				8,095,414

IT Services 2.7%
Visa, Inc., Class A			51,266	8,095,414

Preferred Securities 2.7%				$8,053,564

(Cost $7,563,332)

Financials 2.7%				8,053,564

Capital Markets 1.0%
Hercules Technology Growth Capital, Inc., 7.000%			121,175	3,114,080

Commercial Banks 1.0%
Royal Bank of Scotland Group PLC, 7.250%, Ser T			80,100	1,964,853
Taylor Capital Group, Inc., 8.000%			34,872	890,631

Insurance 0.4%
Maiden Holdings, Ltd., 8.250%			40,000	1,057,600

Thrifts & Mortgage Finance 0.3%
First Pactrust Bancorp, Inc., 7.500%			40,000	1,026,400

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 1.1%				$3,111,000

(Cost $2,900,000)

Financials 1.1%				3,111,000

Diversified Financial Services 0.5%
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23	$1,500,000	1,515,000

Thrifts & Mortgage Finance 0.6%
Nationstar Mortgage LLC (S)	9.625	05/01/19	1,400,000	1,596,000

2

Financial Industries Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Investment Companies 2.3%		$6,817,414

(Cost $5,259,716)

AP Alternative Assets LP	323,459	5,271,016
FII BTG Pactual Corporate Office Fund	19,490	1,546,398

Warrants 0.9%		$2,680,866

(Cost $3,707,526)

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,027,125	503,291
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	223,341	2,177,575

	Par value	Value

Short-Term Investments 4.5%		$13,122,000

(Cost $13,122,000)

Repurchase Agreement 4.5%		13,122,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $13,122,004 on 2-1-13, collateralized by $12,935,000 U.S. Treasury Notes, 1.500% due 6-30-16 (valued
at $13,388,178, including interest)	$13,122,000	13,122,000

Total investments (Cost $215,051,783)† 99.7%		$294,348,277

Other assets and liabilities, net 0.3%		$968,824

Total net assets 100.0%		$295,317,101

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $216,795,821. Net unrealized appreciation aggregated $77,552,456, of which $78,917,302 related to appreciated investment securities and $1,364,846 related to depreciated investment securities.

3

Financial Industries Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

4

Financial Industries Fund
As of 1-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-13	Price	Inputs	Inputs
Common Stocks
Capital Markets	$55,672,498	$55,672,498	—	—
Commercial Banks	96,772,196	86,320,469	$4,379,342	$6,072,385
Consumer Finance	6,281,410	6,281,410	—	—
Diversified Financial Services	25,841,600	25,841,600	—	—
Insurance	21,668,951	21,668,951	—	—
Real Estate Investment Trusts	29,712,664	29,712,664	—	—
Real Estate Management & Development	1,474,520	1,474,520	—	—
Thrifts & Mortgage Finance	14,548,442	14,548,442	—	—
Commercial Services & Supplies	495,738	495,738	—	—
IT Services	8,095,414	8,095,414	—	—
Preferred Securities
Capital Markets	3,114,080	3,114,080	—	—
Commercial Banks	2,855,484	2,855,484	—	—
Insurance	1,057,600	1,057,600	—	—
Thrifts & Mortgage Finance	1,026,400	1,026,400	—	—
Corporate Bonds
Diversified Financial Services	1,515,000	—	1,515,000	—
Thrifts & Mortgage Finance	1,596,000	—	1,596,000	—
Investment Companies	6,817,414	1,546,398	5,271,016	—
Warrants	2,680,866	2,680,866	—	—
Short-Term Investments	13,122,000	—	13,122,000	—

Total Investments in Securities	$294,348,277	$262,392,534	$25,883,358	$6,072,385

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMON STOCKS

Balance as of 11-1-12	$3,074,065
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	422,344
Purchases	2,575,976
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 1-31-13	$6,072,385
Change in unrealized at period end*	$422,344

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

5

Financial Industries Fund
As of 1-31-13 (Unaudited)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

70Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013